Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Communication Services: 2.7%
126,770	(1)	Live Nation Entertainment, Inc.	$9,639,591	1.1
90,912	(1)	Pinterest, Inc.	2,118,249	0.2
317,665	(1),(2)	ZoomInfo Technologies, Inc.	13,233,924	1.4
			24,991,764	2.7

		Consumer Discretionary: 14.3%
101,626	(1)	Aptiv PLC	7,948,169	0.9
19,332	(1)	Chipotle Mexican Grill, Inc.	29,051,356	3.1
38,388		Domino's Pizza, Inc.	11,907,958	1.3
134,616	(1),(2)	Etsy, Inc.	13,479,100	1.4
155,427	(1)	Expedia Group, Inc.	14,561,956	1.6
162,337	(1),(2)	Floor & Decor Holdings, Inc.	11,405,798	1.2
78,178	(1)	Lululemon Athletica, Inc.	21,855,442	2.3
95,464	(2)	Ralph Lauren Corp.	8,107,757	0.9
178,154	(2)	Ross Stores, Inc.	15,013,037	1.6
			133,330,573	14.3

		Consumer Staples: 3.8%
197,983	(1),(2)	Celsius Holdings, Inc.	17,953,098	1.9
56,492		Constellation Brands, Inc.	12,975,083	1.4
476,741	(1),(2)	Olaplex Holdings, Inc.	4,552,877	0.5
			35,481,058	3.8

		Energy: 3.8%
95,075		Diamondback Energy, Inc.	11,452,734	1.2
281,472		Halliburton Co.	6,929,841	0.7
161,699	(2)	Hess Corp.	17,623,574	1.9
			36,006,149	3.8

		Financials: 4.2%
81,274		LPL Financial Holdings, Inc.	17,756,743	1.9
50,378		MSCI, Inc. - Class A	21,248,937	2.3
			39,005,680	4.2

		Health Care: 15.5%
167,383		Agilent Technologies, Inc.	20,345,404	2.2
39,493		Bio-Techne Corp.	11,216,012	1.2
37,331	(1)	Charles River Laboratories International, Inc.	7,346,741	0.8
97,082	(2)	Conmed Corp.	7,783,064	0.8
299,605	(1)	DexCom, Inc.	24,130,187	2.6
74,385	(1),(2)	Novocure Ltd.	5,651,772	0.6
457,709	(1),(2)	Progyny, Inc.	16,962,696	1.8
98,315		Resmed, Inc.	21,462,164	2.3
117,098	(1)	Seagen, Inc.	16,022,519	1.7
64,997	(1)	United Therapeutics Corp.	13,609,072	1.5
			144,529,631	15.5

		Industrials: 14.6%
162,707		Ametek, Inc.	18,452,601	2.0
156,551		Booz Allen Hamilton Holding Corp.	14,457,485	1.5
238,611		Howmet Aerospace, Inc.	7,380,238	0.8
76,720		Hubbell, Inc.	17,108,560	1.8
56,913		IDEX Corp.	11,374,063	1.2
194,361	(2)	Quanta Services, Inc.	24,759,648	2.7
33,765		TransDigm Group, Inc.	17,720,547	1.9
41,233	(1)	United Rentals, Inc.	11,137,858	1.2
101,132		Waste Connections, Inc.	13,665,967	1.5
			136,056,967	14.6

		Information Technology: 32.2%
245,525	(1)	Cadence Design Systems, Inc.	40,126,151	4.3
101,164		CDW Corp.	15,789,677	1.7
122,383	(1),(2)	Crowdstrike Holdings, Inc.	20,169,942	2.2
182,344	(1)	Datadog, Inc.	16,188,500	1.7
352,587	(1)	Dynatrace, Inc.	12,273,554	1.3
67,068	(1)	Enphase Energy, Inc.	18,609,358	2.0
106,255		Entegris, Inc.	8,821,290	0.9
81,324	(1),(2)	Gartner, Inc.	22,501,538	2.4
157,627	(1)	Keysight Technologies, Inc.	24,804,185	2.7
132,688		Marvell Technology, Inc.	5,693,642	0.6
40,682	(1)	MongoDB, Inc.	8,077,818	0.9
27,961		Monolithic Power Systems, Inc.	10,161,027	1.1
76,367		Motorola Solutions, Inc.	17,103,917	1.8
173,485	(1)	Palo Alto Networks, Inc.	28,415,108	3.0
110,172	(1),(2)	Paylocity Holding Corp.	26,615,352	2.9
34,689		Roper Technologies, Inc.	12,475,552	1.3
81,384	(1),(2)	Zscaler, Inc.	13,377,088	1.4
			301,203,699	32.2

		Materials: 3.5%
92,659		Ashland, Inc.	8,799,825	0.9
99,132		Avery Dennison Corp.	16,128,777	1.7
98,300	(2)	Crown Holdings, Inc.	7,965,249	0.9
			32,893,851	3.5

		Real Estate: 2.5%
163,961		Equity Lifestyle Properties, Inc.	10,303,309	1.1
47,786	(2)	SBA Communications Corp.	13,602,285	1.4
			23,905,594	2.5

	Total Common Stock
	(Cost $985,672,196)		907,404,966	97.1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
		Repurchase Agreements: 3.5%
7,231,782	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $7,233,595, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,376,418, due 11/01/22-08/20/72)	$7,231,782	0.8
3,638,226	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $3,639,141, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,711,944, due 10/15/22-08/15/52)	3,638,226	0.4
4,412,137	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 2.98%, due 10/03/22 (Repurchase Amount $4,413,218, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $4,500,380, due 01/26/23-05/15/48)	4,412,137	0.5
2,168,200	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $2,168,749, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $2,212,132, due 11/01/22-08/20/72)	2,168,200	0.2
10,076,780	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $10,079,298, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $10,278,316, due 08/15/25-08/20/52)	10,076,780	1.1
5,303,775	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $5,305,100, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,409,982, due 10/15/24-02/15/51)	5,303,775	0.5

	Total Repurchase Agreements
	(Cost $32,830,900)		32,830,900	3.5

		Time Deposits: 1.1%
1,020,000	(3)	Barclays Bank PLC, 3.090%, 10/03/2022	1,020,000	0.1
830,000	(3)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	830,000	0.1
920,000	(3)	Credit Agricole, 3.060%, 10/03/2022	920,000	0.1
940,000	(3)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	940,000	0.1
930,000	(3)	Mizuho Bank Ltd., 3.070%, 10/03/2022	930,000	0.1
810,000	(3)	National Australia Bank Ltd., 3.050%, 10/03/2022	810,000	0.1
1,050,000	(3)	Royal Bank of Canada, 3.070%, 10/03/2022	1,050,000	0.1
1,050,000	(3)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	1,050,000	0.1
840,000	(3)	Societe Generale, 3.060%, 10/03/2022	840,000	0.1
1,050,000	(3)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,050,000	0.1
1,020,000	(3)	Toronto-Dominion Bank, 3.060%, 10/03/2022	1,020,000	0.1

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)

	Total Time Deposits
	(Cost $10,460,000)	$10,460,000	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
34,409,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $34,409,000)	34,409,000	3.7

	Total Short-Term Investments
	(Cost $77,699,900)	77,699,900	8.3

	Total Investments in Securities (Cost $1,063,372,096)	$985,104,866	105.4
	Liabilities in Excess of Other Assets	(50,827,844)	(5.4)
	Net Assets	$934,277,022	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$907,404,966	$–	$–	$907,404,966
Short-Term Investments	34,409,000	43,290,900	–	77,699,900
Total Investments, at fair value	$941,813,966	$43,290,900	$–	$985,104,866

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,066,423,177.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$77,799,526
Gross Unrealized Depreciation	(159,117,837)
Net Unrealized Depreciation	$(81,318,311)